Schedules of Investments (unaudited)
Impax International Sustainable Economy Fund	March 31, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.9%
AUSTRALIA: 7.1%
ANZ Group Holdings, Ltd.	945,669	$14,572,867
Aristocrat Leisure, Ltd.	233,797	5,845,512
ASX, Ltd.	32,068	1,400,431
Coles Group, Ltd.	471,921	5,702,064
Commonwealth Bank of Australia	208,542	13,769,093
Computershare, Ltd.	275,616	4,003,377
Dexus, REIT	478,209	2,417,742
Mineral Resources, Ltd.	473	25,569
QBE Insurance Group, Ltd.	144,992	1,419,547
Ramsay Health Care, Ltd.	109	4,870
REA Group, Ltd. (a)	15,374	1,433,523
Stockland, REIT	986,634	2,642,002
Telstra Corp., Ltd.	2,736,202	7,747,285
Transurban Group	730,631	6,976,344
		67,960,226

AUSTRIA: 0.2%
Verbund AG	20,442	1,778,100

BELGIUM: 0.8%
KBC Group NV	115,149	7,911,976

DENMARK: 3.1%
Novo Nordisk A/S, Class B	172,176	27,345,209
Orsted A/S	27,767	2,367,635
		29,712,844

FINLAND: 1.0%
Elisa OYJ	29,439	1,775,507
UPM-Kymmene OYJ	158,311	5,317,344
Wartsila OYJ Abp	215,411	2,032,891
		9,125,742

FRANCE: 12.5%
Air Liquide SA	76,783	12,852,598
AXA SA	223,219	6,812,102
BNP Paribas SA	279,370	16,683,284
Bouygues SA	143,184	4,829,034
Carrefour SA	90,578	1,831,269
Cie Generale des Etablissements Michelin SCA	476,636	14,569,938
Danone SA	78,242	4,868,499
Eiffage SA	132,868	14,378,435
L'Oreal SA	11,584	5,176,225
LVMH Moet Hennessy Louis Vuitton SE	1,573	1,443,870
Orange SA	212,451	2,523,955
Schneider Electric SE	92,958	15,535,491
Societe Generale SA	467,072	10,523,760
Teleperformance	7,151	1,727,926
Unibail-Rodamco-Westfield, REIT (a)(b)	74,305	3,998,055
Valeo SA	71,151	1,460,002
		119,214,443

GERMANY: 7.9%
Allianz SE	89,071	20,560,797
Commerzbank AG (b)	419,815	4,419,911
Deutsche Boerse AG	13,730	2,673,369
HeidelbergCement AG	82,701	6,038,590
LEG Immobilien SE	50,185	2,757,967
Merck KGaA	82,197	15,324,381
Puma SE	24,253	1,503,502
SAP SE	172,703	21,807,287
		75,085,804

HONG KONG: 3.2%
AIA Group, Ltd.	1,901,200	19,938,560
BOC Hong Kong Holdings, Ltd.	438,057	1,363,782
Prudential PLC	316,181	4,329,032
Sino Land Co., Ltd.	2,418,762	3,270,942
Swire Pacific, Ltd., Class A	217,500	1,671,484
		30,573,800

IRELAND: 0.8%
CRH PLC	81,645	4,124,728
Kingspan Group PLC	46,926	3,215,617
		7,340,345

ISRAEL: 0.6%
Bank Leumi Le-Israel BM	806,577	6,101,580

ITALY: 1.9%
Enel SpA	297,743	1,815,919
Intesa Sanpaolo SpA	4,803,687	12,328,378
Prysmian SpA	82,473	3,463,100
		17,607,397

JAPAN: 21.3%
Ajinomoto Co., Inc.	45,100	1,568,932
Astellas Pharma, Inc.	800,700	11,375,797
Azbil Corp.	55,300	1,514,638
Bridgestone Corp.	315,500	12,816,463
Chugai Pharmaceutical Co., Ltd.	144,600	3,570,551
Daifuku Co, Ltd.	111,300	2,066,526
Eisai Co., Ltd.	51,400	2,919,499
FANUC Corp.	223,500	8,071,074
Fujitsu, Ltd.	23,400	3,162,048
Hoya Corp.	151,900	16,786,810
Hulic Co., Ltd.	171,500	1,410,631
KDDI Corp.	464,800	14,333,384
Kikkoman Corp.	27,400	1,398,866
Mitsubishi Chemical Holdings Corp.	234,600	1,395,277
MS&AD Insurance Group Holdings, Inc.	43,900	1,360,499
Murata Manufacturing Co., Ltd.	115,800	7,057,457
Nintendo Co., Ltd.	145,400	5,647,563
Nippon Paint Holdings Co., Ltd.	295,700	2,780,495
Nippon Yusen KK (a)	99,300	2,319,482
Nitto Denko Corp.	47,100	3,048,371
Nomura Research Institute, Ltd.	75,300	1,761,094
NTT Data Corp.	266,800	3,507,497
Obayashi Corp.	503,500	3,853,005
Omron Corp.	58,200	3,406,264
Oriental Land Co., Ltd.	476,000	16,297,867
Recruit Holdings Co, Ltd.	162,100	4,459,213
Rohm Co., Ltd.	18,400	1,533,575
Sekisui Chemical Co., Ltd.	150,600	2,138,890
Sekisui House, Ltd.	188,300	3,837,786
Shionogi & Co., Ltd.	89,400	4,032,431
SoftBank Corp. (a)	1,348,400	15,565,656
Sompo Holdings, Inc.	34,100	1,351,216
TDK Corp.	49,100	1,762,500
Tokyo Electron, Ltd.	138,300	16,895,563
TOTO, Ltd.	41,300	1,383,703
Yamaha Motor Co., Ltd.	254,900	6,670,933
Yaskawa Electric Corp. (a)	75,900	3,328,967
Yokogawa Electric Corp.	109,600	1,784,674
Z Holdings Corp.	1,661,200	4,710,250
		202,885,447

NETHERLANDS: 4.4%
Akzo Nobel NV	55,589	4,347,871
ASML Holding NV	43,015	29,312,484
Koninklijke Ahold Delhaize NV	231,465	7,908,027
		41,568,382

NEW ZEALAND: 0.1%
Auckland International Airport, Ltd. (b)	251,081	1,366,378

NORWAY: 0.7%
Norsk Hydro ASA	547,598	4,086,955
Telenor ASA	229,536	2,691,347
		6,778,302

POLAND: 0.1%
Mondi PLC	85,976	1,365,041

SINGAPORE: 1.3%
CapitaLand Investment, Ltd.	2,620,326	7,270,140
City Developments, Ltd.	939,300	5,212,133
		12,482,273

SPAIN: 2.7%
Banco Bilbao Vizcaya Argentaria SA (a)	1,521,244	10,875,919
Iberdrola SA	1,024,861	12,767,510
Red Electrica Corp. SA	108,865	1,915,622
		25,559,051
SWEDEN: 3.3%
Alfa Laval AB	40,913	1,460,884
Assa Abloy AB, Class B	219,073	5,247,339
Atlas Copco AB, Class A	625,368	7,922,379
Atlas Copco AB, Class B	455,480	5,239,266
Husqvarna AB, Class B	207,022	1,796,909
Nibe Industrier AB, Class B	433,667	4,943,423
Sandvik AB	139,419	2,959,278
Telia Company AB	595,263	1,511,528
		31,081,006

SWITZERLAND: 10.0%
ABB, Ltd.	317,779	10,932,075
Chocoladefabriken Lindt & Spruengli AG-PC	129	1,523,573
Chocoladefabriken Lindt & Spruengli AG-Reg	38	4,500,571
Geberit AG	2,600	1,451,962
Givaudan SA	707	2,301,135
Kuehne & Nagel International AG	11,404	3,396,511
Lonza Group AG	11,971	7,206,535
Roche Holding AG	50,715	14,491,428
SGS SA	1,169	2,578,519
Sika AG	31,836	8,929,852
Sonova Holding AG	42,836	12,636,129
Straumann Holding AG	67,230	10,083,461
Swiss Life Holding AG	6,921	4,270,994
Swiss Re AG	109,879	11,288,248
		95,590,993

UNITED KINGDOM: 14.9%
Ashtead Group PLC	23,578	1,447,804
Associated British Foods PLC	76,902	1,845,485
AstraZeneca PLC	188,754	26,152,672
BT Group PLC	3,117,300	5,615,275
CNH Industrial NV	398,972	6,104,738
GSK PLC	670,812	11,852,787
HSBC Holdings PLC	3,259,732	22,154,750
Informa PLC	169,607	1,453,779
J Sainsbury PLC	481,862	1,658,175
Legal & General Group PLC	1,961,421	5,801,106
Lloyds Banking Group, PLC	9,705,655	5,706,411
Persimmon PLC	93,744	1,455,629
Reckitt Benckiser Group PLC	66,075	5,026,819
RELX PLC	242,497	7,853,725
Rentokil Initial, PLC	318,038	2,324,394
Segro PLC, REIT	157,242	1,497,854
Spirax-Sarco Engineering, PLC	24,329	3,572,051
St James's Place, PLC	211,971	3,180,721
Taylor Wimpey PLC	1,081,789	1,591,496
Tesco PLC	2,061,198	6,757,492
Unilever PLC	246,275	12,761,723
Vodafone Group PLC	5,906,683	6,515,643
		142,330,529

TOTAL COMMON STOCKS
(Cost $827,804,045)		933,419,659

PREFERRED STOCKS: 0.6%
GERMANY: 0.6%
Bayerische Motoren Werke AG	59,347	6,066,351
(Cost $6,011,618)

MONEY MARKET: 2.0%
State Street Institutional U.S. Government Money Market Fund, 4.700% (c)(d)	18,653,307	18,653,307
(Cost $18,653,307)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.855% (c)(d)	15,327,332	15,327,332
(Cost $15,327,332)

TOTAL INVESTMENTS: 102.1%		973,466,649
(Cost $867,796,302)

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.6%		(15,327,332)

Other assets and liabilities - (net): -0.5%		(4,645,729)

Net Assets: 100.0%		$953,493,588

(a)	Security or partial position of this security was on loan as of March 31, 2023. The total market value of securities on loan as of March 31, 2023 was $23,840,672.

(b)	Non-income producing security.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023

(d)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR
		PERCENT OF
SECTOR	VALUE	NET ASSETS
Communication Services	$71,524,696	7.5%
Consumer Discretionary	75,698,240	7.9%
Consumer Staples	62,527,719	6.5%
Financials	210,798,333	22.1%
Health Care	163,782,560	17.2%
Industrials	152,241,819	16.0%
Information Technology	93,505,081	9.8%
Materials	56,613,826	5.9%
Real Estate	32,148,949	3.4%
Utilities	20,644,787	2.2%
Money Market	18,653,307	2.0%
Other assets and liabilities (net)	(4,645,729)	-0.5%
Total	$953,493,588	100.0%

March 31, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2023, six securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $756,814, representing 0.13% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,378,643,866	$-	$-	$1,378,643,866
Cash Equivalents	20,201,779	-	-	20,201,779
Total	$1,398,845,645	$-	$-	$1,398,845,645
Small Cap
Common Stocks	$596,285,922	$-	$-	$596,285,922
Cash Equivalents	28,052,806	-	-	28,052,806
Total	$624,338,728	$-	$-	$624,338,728
US Sustainable Economy
Common Stocks	$261,682,147	$-	$-	$261,682,147
Exchange-Traded Funds	$1,974,828	-	-	1,974,828
Cash Equivalents	629,780	-	-	629,780
Total	$264,286,755	$-	$-	$264,286,755
Global Sustainable Infrastructure
Common Stocks	$57,916,725	$50,944,384	$-	$108,861,109
Closed-End Investment Company	385,067	-	-	385,067
Cash Equivalents	678,978	-	-	678,978
Total	$58,980,770	$50,944,384	$-	$109,925,154
Global Opportunities
Common Stocks	$67,980,471	$45,116,564	$-	$113,097,035
Preferred Stocks	-	2,551,496	-	2,551,496
Cash Equivalents	972,598	-	-	972,598
Total	$68,953,069	$47,668,060	$-	$116,621,129
Global Environmental Markets
Common Stocks	$1,469,496,510	$913,134,032	$-	$2,382,630,542
Cash Equivalents	14,263,895	-	-	14,263,895
Total	$1,483,760,405	$913,134,032	$-	$2,396,894,437
Global Women’s Leadership
Common Stocks	$436,443,823	$356,963,534	$-	$793,407,357
Preferred Stocks	-	325,453	-	325,453
Cash Equivalents	6,749,661	-	-	6,749,661
Total	$443,193,484	$357,288,987	$-	$800,482,471
International Sustainable Economy
Common Stocks	$-	$933,419,659	$-	$933,419,659
Preferred Stocks	-	6,066,351	-	6,066,351
Cash Equivalents	33,980,639	-	-	33,980,639
Total	$33,980,639	$939,486,010	$-	$973,466,649
Core Bond
Community Investment Notes	$-	$242,653	$454,521	$697,174
Corporate Bonds	-	322,807,933	-	322,807,933
U.S. Gov't Agency Bonds	-	9,131,155	-	9,131,155
Government Bonds	-	6,478,883	-	6,478,883
Supranational Bonds	-	95,527,892	-	95,527,892
Municipal Bonds	-	16,757,006	-	16,757,006
U.S. Treasury Notes	-	112,879,457	-	112,879,457
Asset-Backed Securities	-	49,275,929	-	49,275,929
Mortgage-Backed Securities	-	203,391,245	-	203,391,245
Cash Equivalents	16,858,435	-	-	16,858,435
Total	$16,858,435	$816,492,153	$454,521	$833,805,109
High Yield Bond
Community Investment Notes	$-	$242,653	$671,055	$913,708
Common Stocks	-	1,285,101	28,586	1,313,687
Preferred Stocks	-	-	57,173	57,173
Corporate Bonds	-	552,569,866	-	552,569,866
Loans	-	17,407,499	-	17,407,499
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	20,424,464	-	-	20,424,464
Total	$20,424,464	$572,005,119	$756,814	$593,186,397
Sustainable Allocation
Affiliated Investment Companies	$2,170,570,307	$-	$-	$2,170,570,307
Cash Equivalents	57,008,370	-	-	57,008,370
Total	$2,227,578,677	$-	$-	$2,227,578,677

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are valued based on an offer by the issuer to repurchase the shares. The Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Tables for Notes to the Financial Statements

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/22	Additions	Reductions	03/31/23	12/31/22	Income	Gains/Losses[1]	Depreciation	03/31/23
Sustainable Allocation
Large Cap	75,268,533	-	2,394,309	72,874,224	$870,104,236	$-	$(1,210,212)	$53,815,218	$892,709,241
Small Cap	4,176,980	-	-	4,176,980	59,689,044	-	-	3,090,965	62,780,009
Global Sustainable Infrastructure	7,971,319	-	-	7,971,319	68,314,199	-	-	3,188,527	71,502,727
Global Opportunities	4,082,111	-	-	4,082,111	56,129,027	-	-	4,653,607	60,782,634
Global Environmental Markets	2,635,835	-	-	2,635,835	51,609,644	-	-	4,639,069	56,248,713
Global Women's Leadership	2,057,973	-	-	2,057,973	56,491,351	-	-	3,766,090	60,257,442
International Sustainable Economy	11,578,384	-	-	11,578,384	99,689,886	-	-	8,799,572	108,489,458
Core Bond	85,316,699	614,701	-	85,931,400	740,548,945	5,430,015	-	16,232,556	762,211,516
High Yield	16,220,310	232,112	-	16,452,421	92,617,968	1,352,955	-	1,617,645	95,588,567
Total					$2,095,194,300	$6,782,970	$(1,210,212)	$99,803,249	$2,170,570,307